Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (12,018,000)	$ (996,000)	$ (2,340,661)	$ (913,660)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortisation	216,000	216,000	431,593	215,796
Depreciation	2,000		103	78
Foreign currency translation adjustment	(12,000)	(28,000)	68,394	3,422
Changes in current assets and liabilities:
Prepaid expenses	84,000	(174,000)	(77,215)	(77,280)
Advances to a related company	5,000	19,000	10,289	(108,171)
Deposit	(25,000)		(127,664)
Other current assets	(87,000)	(155,000)	(34,183)	(20,285)
Interest payable as part of debt payable	12,000	12,000	23,380	12,102
Accrued expenses	(1,333,000)	(213,000)	119,147	229,410
Other payables	(290,000)
Related party payable	(89,000)			(1,343)
Deferred underwriting fee	(2,000,000)
Payable to directors	2,086,000	1,097,000	1,704,724	526,842
Accrued bonus	10,153,000
Net cash used in operating activities	(3,296,000)	(222,000)	(222,093)	(133,089)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of office equipment			(1,598)
Acquisition of patent				(717,522)
Acquisition of software				(518)
Additions to property and equipment	(1,264,000)
Net cash used in investing activities	(1,264,000)		(1,598)	(718,040)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of debt				474,752
Proceeds from issuance of shares	6,260,000			601,250
Repayment of working capital loan	(555,000)
Net cash provided by financing activities	5,705,000			1,076,002
Net change in cash and cash equivalents	1,145,000	(222,000)	(223,691)	224,873
Cash and cash equivalents at the beginning of the period	1,430	225,121	225,121	248
Cash and cash equivalents at the end of the period	1,146,000	3,000	1,430	225,121
Supplemental disclosure of non-cash financing activities:
Issuance of shares to Graphjet existing shareholders	1,380,000,000
Issuance of shares to Energem’s founders Shares	34,030,000
Issuance of shares to Financial Advisor	27,600,000
Issuance of shares to Underwriter	2,025,000
Issuance of shares to Senior Management Staff Shares	31,000
Issuance of shares for the settlement of amount due to a director	3,100,000
Issuance of shares for the settlement of amount due to a shareholders for intellectual property	$ 5,100,000
Supplemental disclosure of cash flow information:
Acquisition of patent				$ 6,473,888